American Funds College Target Date Series®
American Funds College 2039 FundSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 46%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	375,089	$15,525
SMALLCAP World Fund, Inc., Class R-6[1]	198,046	14,485
New Perspective Fund, Class R-6	170,711	10,458
The Growth Fund of America, Class R-6	154,855	10,368
EuroPacific Growth Fund, Class R-6	136,013	8,155
The New Economy Fund, Class R-6[1]	94,065	5,150
American Funds Global Insight Fund, Class R-6	88,892	1,855
		65,996
Growth-and-income funds 36%
Fundamental Investors, Class R-6	240,665	17,246
Capital World Growth and Income Fund, Class R-6	230,639	13,995
The Investment Company of America, Class R-6	217,980	10,745
International Growth and Income Fund, Class R-6	134,612	5,138
Washington Mutual Investors Fund, Class R-6	74,448	4,329
		51,453
Balanced funds 4%
American Balanced Fund, Class R-6	97,309	3,150
American Funds Global Balanced Fund, Class R-6	84,089	3,150
		6,300
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	971,601	13,524
Capital World Bond Fund, Class R-6	369,027	7,211
		20,735
Total investment securities 100% (cost: $156,477,000)		144,484
Other assets less liabilities 0%		124
Net assets 100%		$144,608
American Funds College Target Date Series — American Funds College 2039 Fund — Page 1 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
AMCAP Fund, Class R-6[1]	$7,565	$9,749	$—	$—	$(1,789)	$15,525	$—	$282
SMALLCAP World Fund, Inc., Class R-6[1]	6,909	10,394	—	—	(2,818)	14,485	—	863
New Perspective Fund, Class R-6	5,250	6,522	—	—	(1,314)	10,458	48	497
The Growth Fund of America, Class R-6	5,043	7,016	—	—	(1,691)	10,368	29	584
EuroPacific Growth Fund, Class R-6	4,111	5,068	—	—	(1,024)	8,155	100	220
The New Economy Fund, Class R-6[1]	2,522	3,539	—	—	(911)	5,150	—	265
American Funds Global Insight Fund, Class R-6	725	1,204	—	—	(74)	1,855	9	—
						65,996
Growth-and-income funds 36%
Fundamental Investors, Class R-6	8,671	10,085	—	—	(1,510)	17,246	81	864
Capital World Growth and Income Fund, Class R-6	6,874	8,096	—	—	(975)	13,995	51	503
The Investment Company of America, Class R-6	5,078	6,310	—	—	(643)	10,745	27	358
International Growth and Income Fund, Class R-6	2,522	2,906	—	—	(290)	5,138	21	169
Washington Mutual Investors Fund, Class R-6	2,072	2,341	—	—	(84)	4,329	14	57
						51,453
Balanced funds 4%
American Balanced Fund, Class R-6	1,209	2,043	—	—	(102)	3,150	6	45
American Funds Global Balanced Fund, Class R-6	1,209	2,087	—	—	(146)	3,150	11	78
						6,300
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	5,872	7,831	—	—	(179)	13,524	43	—
Capital World Bond Fund, Class R-6	3,454	3,945	—	—	(188)	7,211	48	—
						20,735
Total 100%				$—	$(13,738)	$144,484	$488	$4,785
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2039 Fund — Page 2 of 14

American Funds College 2036 FundSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 33%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	1,506,231	$110,166
AMCAP Fund, Class R-6[1]	2,476,313	102,495
The Growth Fund of America, Class R-6	1,166,810	78,118
New Perspective Fund, Class R-6	938,172	57,472
American Funds Global Insight Fund, Class R-6	2,246,820	46,891
The New Economy Fund, Class R-6[1]	753,708	41,265
EuroPacific Growth Fund, Class R-6	581,784	34,884
		471,291
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	1,852,845	112,431
Fundamental Investors, Class R-6	1,482,255	106,218
The Investment Company of America, Class R-6	2,154,922	106,216
Washington Mutual Investors Fund, Class R-6	933,120	54,261
International Growth and Income Fund, Class R-6	1,108,354	42,306
		421,432
Balanced funds 10%
American Balanced Fund, Class R-6	2,323,216	75,202
American Funds Global Balanced Fund, Class R-6	1,760,003	65,930
		141,132
Fixed income funds 27%
U.S. Government Securities Fund, Class R-6	15,537,126	216,277
The Bond Fund of America, Class R-6	6,875,887	90,074
Capital World Bond Fund, Class R-6	3,668,404	71,681
		378,032
Total investment securities 100% (cost: $1,405,853,000)		1,411,887
Other assets less liabilities 0%		(259)
Net assets 100%		$1,411,628
American Funds College Target Date Series — American Funds College 2036 Fund — Page 3 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
SMALLCAP World Fund, Inc., Class R-6[1]	$114,169	$24,022	$—	$—	$(28,025)	$110,166	$—	$9,634
AMCAP Fund, Class R-6[1]	108,389	8,255	—	—	(14,149)	102,495	—	2,675
The Growth Fund of America, Class R-6	78,920	15,078	—	—	(15,880)	78,118	298	6,031
New Perspective Fund, Class R-6	60,641	6,063	—	—	(9,232)	57,472	367	3,797
American Funds Global Insight Fund, Class R-6	42,979	5,973	—	—	(2,061)	46,891	411	—
The New Economy Fund, Class R-6[1]	40,006	10,208	—	—	(8,949)	41,265	—	2,953
EuroPacific Growth Fund, Class R-6	37,685	2,966	—	—	(5,767)	34,884	593	1,299
						471,291
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	106,399	15,753	—	—	(9,721)	112,431	561	5,567
Fundamental Investors, Class R-6	103,373	13,863	—	—	(11,018)	106,218	656	7,021
The Investment Company of America, Class R-6	104,325	9,630	—	—	(7,739)	106,216	387	5,091
Washington Mutual Investors Fund, Class R-6	48,549	6,567	—	—	(855)	54,261	241	947
International Growth and Income Fund, Class R-6	39,024	6,344	—	—	(3,062)	42,306	226	1,792
						421,432
Balanced funds 10%
American Balanced Fund, Class R-6	69,270	8,723	—	—	(2,791)	75,202	275	1,889
American Funds Global Balanced Fund, Class R-6	61,958	8,237	—	—	(4,265)	65,930	378	2,680
						141,132
Fixed income funds 27%
U.S. Government Securities Fund, Class R-6	201,548	17,978	—	—	(3,249)	216,277	954	—
The Bond Fund of America, Class R-6	69,637	22,677	—	—	(2,240)	90,074	374	294
Capital World Bond Fund, Class R-6	66,244	7,683	—	—	(2,246)	71,681	633	—
						378,032
Total 100%				$—	$(131,249)	$1,411,887	$6,354	$51,670
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2036 Fund — Page 4 of 14

American Funds College 2033 Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 18%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,077,528	$85,989
The Growth Fund of America, Class R-6	1,125,744	75,369
American Funds Global Insight Fund, Class R-6	3,556,887	74,232
SMALLCAP World Fund, Inc., Class R-6[1]	942,308	68,920
New Perspective Fund, Class R-6	930,857	57,024
The New Economy Fund, Class R-6[1]	780,212	42,717
		404,251
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	2,762,425	167,624
The Investment Company of America, Class R-6	2,902,876	143,083
Fundamental Investors, Class R-6	1,883,643	134,982
Washington Mutual Investors Fund, Class R-6	2,079,328	120,913
American Mutual Fund, Class R-6	1,352,640	70,553
International Growth and Income Fund, Class R-6	1,519,911	58,015
		695,170
Equity-income funds 3%
Capital Income Builder, Class R-6	516,762	36,003
The Income Fund of America, Class R-6	1,019,156	26,009
		62,012
Balanced funds 10%
American Balanced Fund, Class R-6	4,315,087	139,679
American Funds Global Balanced Fund, Class R-6	2,137,481	80,070
		219,749
Fixed income funds 39%
The Bond Fund of America, Class R-6	33,031,597	432,714
U.S. Government Securities Fund, Class R-6	21,775,033	303,108
Capital World Bond Fund, Class R-6	3,953,577	77,253
American Funds Mortgage Fund, Class R-6	3,796,123	38,189
American Funds Strategic Bond Fund, Class R-6	3,396,038	38,172
		889,436
Total investment securities 100% (cost: $2,233,658,000)		2,270,618
Other assets less liabilities 0%		(512)
Net assets 100%		$2,270,106
American Funds College Target Date Series — American Funds College 2033 Fund — Page 5 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18%
AMCAP Fund, Class R-6[1]	$96,106	$2,372	$—	$—	$(12,489)	$85,989	$—	$2,372
The Growth Fund of America, Class R-6	85,375	6,530	—	—	(16,536)	75,369	307	6,223
American Funds Global Insight Fund, Class R-6	77,024	677	—	—	(3,469)	74,232	678	—
SMALLCAP World Fund, Inc., Class R-6[1]	81,447	6,378	—	—	(18,905)	68,920	—	6,378
New Perspective Fund, Class R-6	62,130	4,207	—	—	(9,313)	57,024	371	3,836
The New Economy Fund, Class R-6[1]	49,591	3,387	—	—	(10,261)	42,717	—	3,386
						404,251
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	172,187	10,316	—	—	(14,879)	167,624	866	8,598
The Investment Company of America, Class R-6	146,115	7,594	—	—	(10,626)	143,083	536	7,058
Fundamental Investors, Class R-6	139,254	10,070	—	—	(14,342)	134,982	860	9,209
Washington Mutual Investors Fund, Class R-6	119,998	2,808	—	—	(1,893)	120,913	569	2,239
American Mutual Fund, Class R-6	47,171	23,756	—	—	(374)	70,553	308	1,681
International Growth and Income Fund, Class R-6	59,470	2,810	—	—	(4,265)	58,015	315	2,495
						695,170
Equity-income funds 3%
Capital Income Builder, Class R-6	25,687	10,081	—	—	235	36,003	451	—
The Income Fund of America, Class R-6	17,955	8,598	—	—	(544)	26,009	209	777
						62,012
Balanced funds 10%
American Balanced Fund, Class R-6	137,793	6,961	—	—	(5,075)	139,679	517	3,549
American Funds Global Balanced Fund, Class R-6	81,522	3,818	—	—	(5,270)	80,070	472	3,346
						219,749
Fixed income funds 39%
The Bond Fund of America, Class R-6	403,102	41,525	—	—	(11,913)	432,714	2,032	1,657
U.S. Government Securities Fund, Class R-6	297,435	10,227	—	—	(4,554)	303,108	1,353	—
Capital World Bond Fund, Class R-6	79,020	715	—	—	(2,482)	77,253	715	—
American Funds Mortgage Fund, Class R-6	28,610	10,059	—	—	(480)	38,189	61	—
American Funds Strategic Bond Fund, Class R-6	28,634	9,994	—	—	(456)	38,172	221	—
						889,436
Total 100%				$—	$(147,891)	$2,270,618	$10,841	$62,804
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2033 Fund — Page 6 of 14

American Funds College 2030 Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	2,057,367	$42,937
New Perspective Fund, Class R-6	689,469	42,237
AMCAP Fund, Class R-6[1]	1,012,110	41,891
		127,065
Growth-and-income funds 28%
American Mutual Fund, Class R-6	4,732,365	246,840
Capital World Growth and Income Fund, Class R-6	2,922,304	177,325
Washington Mutual Investors Fund, Class R-6	2,974,838	172,987
The Investment Company of America, Class R-6	2,596,917	128,002
Fundamental Investors, Class R-6	1,232,461	88,318
International Growth and Income Fund, Class R-6	1,127,295	43,029
		856,501
Equity-income funds 9%
The Income Fund of America, Class R-6	5,950,090	151,847
Capital Income Builder, Class R-6	2,016,594	140,496
		292,343
Balanced funds 9%
American Balanced Fund, Class R-6	6,507,529	210,649
American Funds Global Balanced Fund, Class R-6	2,154,906	80,723
		291,372
Fixed income funds 50%
The Bond Fund of America, Class R-6	58,696,209	768,920
U.S. Government Securities Fund, Class R-6	15,622,000	217,458
American Funds Mortgage Fund, Class R-6	19,756,553	198,751
American Funds Strategic Bond Fund, Class R-6	17,672,587	198,640
Intermediate Bond Fund of America, Class R-6	13,082,069	177,655
		1,561,424
Total investment securities 100% (cost: $3,116,154,000)		3,128,705
Other assets less liabilities 0%		(850)
Net assets 100%		$3,127,855
American Funds College Target Date Series — American Funds College 2030 Fund — Page 7 of 14

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$44,552	$392	$—	$—	$(2,007)	$42,937	$392	$—
New Perspective Fund, Class R-6	46,019	3,116	—	—	(6,898)	42,237	275	2,841
AMCAP Fund, Class R-6[1]	46,820	1,155	—	—	(6,084)	41,891	—	1,155
						127,065
Growth-and-income funds 28%
American Mutual Fund, Class R-6	241,183	8,702	—	—	(3,045)	246,840	1,348	7,355
Capital World Growth and Income Fund, Class R-6	183,078	10,063	—	—	(15,816)	177,325	921	9,142
Washington Mutual Investors Fund, Class R-6	171,678	4,017	—	—	(2,708)	172,987	814	3,203
The Investment Company of America, Class R-6	130,715	6,793	—	—	(9,506)	128,002	480	6,314
Fundamental Investors, Class R-6	91,114	6,588	—	—	(9,384)	88,318	563	6,025
International Growth and Income Fund, Class R-6	44,108	2,085	—	—	(3,164)	43,029	234	1,851
						856,501
Equity-income funds 9%
The Income Fund of America, Class R-6	138,540	16,840	—	—	(3,533)	151,847	1,473	5,474
Capital Income Builder, Class R-6	137,173	2,109	—	—	1,214	140,496	2,109	—
						292,343
Balanced funds 9%
American Balanced Fund, Class R-6	212,138	6,225	—	—	(7,714)	210,649	792	5,433
American Funds Global Balanced Fund, Class R-6	82,187	3,849	—	—	(5,313)	80,723	476	3,373
						291,372
Fixed income funds 50%
The Bond Fund of America, Class R-6	746,194	44,259	—	—	(21,533)	768,920	3,693	3,024
U.S. Government Securities Fund, Class R-6	219,746	989	—	—	(3,277)	217,458	989	—
American Funds Mortgage Fund, Class R-6	188,307	13,008	—	—	(2,564)	198,751	338	—
American Funds Strategic Bond Fund, Class R-6	188,319	12,497	—	—	(2,176)	198,640	1,181	—
Intermediate Bond Fund of America, Class R-6	142,503	37,321	—	—	(2,169)	177,655	584	—
						1,561,424
Total 100%				$—	$(105,677)	$3,128,705	$16,662	$55,190
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2030 Fund — Page 8 of 14

American Funds College 2027 Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 12%	Shares	Value (000)
American Mutual Fund, Class R-6	3,462,307	$180,594
Washington Mutual Investors Fund, Class R-6	1,188,388	69,105
Capital World Growth and Income Fund, Class R-6	847,062	51,400
The Investment Company of America, Class R-6	693,684	34,191
		335,290
Equity-income funds 12%
The Income Fund of America, Class R-6	8,139,035	207,708
Capital Income Builder, Class R-6	1,814,161	126,393
		334,101
Balanced funds 8%
American Balanced Fund, Class R-6	5,785,302	187,270
American Funds Global Balanced Fund, Class R-6	936,474	35,080
		222,350
Fixed income funds 68%
The Bond Fund of America, Class R-6	48,435,178	634,501
Intermediate Bond Fund of America, Class R-6	46,276,083	628,429
American Funds Mortgage Fund, Class R-6	32,072,276	322,647
American Funds Strategic Bond Fund, Class R-6	24,393,306	274,181
		1,859,758
Total investment securities 100% (cost: $2,740,800,000)		2,751,499
Other assets less liabilities 0%		(691)
Net assets 100%		$2,750,808
American Funds College Target Date Series — American Funds College 2027 Fund — Page 9 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
American Mutual Fund, Class R-6	$185,827	$6,705	$9,770	$2,095	$(4,263)	$180,594	$1,038	$5,667
Washington Mutual Investors Fund, Class R-6	81,406	1,905	13,448	961	(1,719)	69,105	386	1,519
Capital World Growth and Income Fund, Class R-6	59,638	3,278	6,679	50	(4,887)	51,400	300	2,978
The Investment Company of America, Class R-6	40,370	2,098	5,617	146	(2,806)	34,191	148	1,950
						335,290
Equity-income funds 12%
The Income Fund of America, Class R-6	213,166	10,154	10,370	1,317	(6,559)	207,708	2,153	8,002
Capital Income Builder, Class R-6	132,442	2,036	9,321	226	1,010	126,393	2,036	—
						334,101
Balanced funds 8%
American Balanced Fund, Class R-6	188,317	5,811	—	—	(6,858)	187,270	703	4,823
American Funds Global Balanced Fund, Class R-6	39,234	1,837	3,541	(20)	(2,430)	35,080	227	1,610
						222,350
Fixed income funds 68%
The Bond Fund of America, Class R-6	622,741	29,386	—	—	(17,626)	634,501	3,028	2,436
Intermediate Bond Fund of America, Class R-6	557,464	79,348	—	—	(8,383)	628,429	2,250	—
American Funds Mortgage Fund, Class R-6	297,353	29,378	—	—	(4,084)	322,647	534	—
American Funds Strategic Bond Fund, Class R-6	259,589	17,494	—	—	(2,902)	274,181	1,558	—
						1,859,758
Total 100%				$4,775	$(61,507)	$2,751,499	$14,361	$28,985
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2027 Fund — Page 10 of 14

American Funds College 2024 Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 4%	Shares	Value (000)
American Mutual Fund, Class R-6	2,338,988	$122,001
Equity-income funds 4%
The Income Fund of America, Class R-6	3,851,341	98,286
Capital Income Builder, Class R-6	590,895	41,168
		139,454
Balanced funds 6%
American Balanced Fund, Class R-6	6,000,917	194,250
Fixed income funds 86%
Intermediate Bond Fund of America, Class R-6	81,604,734	1,108,192
American Funds Mortgage Fund, Class R-6	47,188,100	474,713
The Bond Fund of America, Class R-6	31,213,105	408,892
Short-Term Bond Fund of America, Class R-6	40,564,863	401,592
American Funds Strategic Bond Fund, Class R-6	28,113,814	315,999
		2,709,388
Total investment securities 100% (cost: $3,170,384,000)		3,165,093
Other assets less liabilities 0%		(967)
Net assets 100%		$3,164,126
American Funds College Target Date Series — American Funds College 2024 Fund — Page 11 of 14

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 4%
American Mutual Fund, Class R-6	$144,067	$5,157	$25,880	$6,173	$(7,516)	$122,001	$799	$4,358
Equity-income funds 4%
The Income Fund of America, Class R-6	117,198	5,583	21,805	2,429	(5,119)	98,286	1,184	4,399
Capital Income Builder, Class R-6	46,975	722	6,992	160	303	41,168	722	—
						139,454
Balanced funds 6%
American Balanced Fund, Class R-6	206,346	6,055	11,009	246	(7,388)	194,250	770	5,285
Fixed income funds 86%
Intermediate Bond Fund of America, Class R-6	1,082,354	41,106	—	—	(15,268)	1,108,192	4,139	—
American Funds Mortgage Fund, Class R-6	464,197	16,569	—	—	(6,053)	474,713	806	—
The Bond Fund of America, Class R-6	455,967	3,897	38,960	1,919	(13,931)	408,892	2,131	1,766
Short-Term Bond Fund of America, Class R-6	316,516	88,454	—	—	(3,378)	401,592	737	—
American Funds Strategic Bond Fund, Class R-6	305,442	13,909	—	—	(3,352)	315,999	1,834	—
						2,709,388
Total 100%				$10,927	$(61,702)	$3,165,093	$13,122	$15,808
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2024 Fund — Page 12 of 14

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Balanced funds 5%	Shares	Value (000)
American Balanced Fund, Class R-6	4,143,904	$134,138
Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	69,784,514	947,674
Short-Term Bond Fund of America, Class R-6	95,718,562	947,614
American Funds Mortgage Fund, Class R-6	40,389,511	406,318
American Funds Strategic Bond Fund, Class R-6	24,112,338	271,023
		2,572,629
Total investment securities 100% (cost: $2,749,034,000)		2,706,767
Other assets less liabilities 0%		(905)
Net assets 100%		$2,705,862
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Balanced funds 5%
American Balanced Fund, Class R-6	$149,417	$4,213	$14,564	$291	$(5,219)	$134,138	$536	$3,677
Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	1,043,175	3,807	85,625	1,888	(15,571)	947,674	3,807	—
Short-Term Bond Fund of America, Class R-6	1,042,603	2,068	88,129	1,122	(10,050)	947,614	2,068	—
American Funds Mortgage Fund, Class R-6	447,983	740	37,007	(249)	(5,149)	406,318	740	—
American Funds Strategic Bond Fund, Class R-6	295,777	1,716	23,606	(700)	(2,164)	271,023	1,716	—
						2,572,629
Total 100%				$2,352	$(38,153)	$2,706,767	$8,867	$3,677
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 13 of 14

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-800-0322O-S85314	American Funds College Target Date Series — Page 14 of 14